CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH AND CASH EQUIVALENTS.
Restricted balances	$ 0	$ 0
Cash in banks	1,785,403	1,808,052
Cash and cash equivalents	$ 1,785,403	$ 1,808,052	$ 1,927,280